Lease liabilities - Undiscounted lease payments (Details)	May 31, 2024 CAD ($)
Lease liabilities
Undiscounted lease payments	$ 1,446,054
Less than one year
Lease liabilities
Undiscounted lease payments	497,033
One year to five years
Lease liabilities
Undiscounted lease payments	$ 949,021